Related Party Transactions (Details) $ / shares in Units, ¥ in Millions									1 Months Ended		12 Months Ended
		May 25, 2023 USD ($)	Feb. 13, 2023 USD ($) shares	May 24, 2022 USD ($) $ / shares shares	Feb. 09, 2022 USD ($)	Feb. 09, 2022 MOP (MOP$)	Sep. 09, 2020 USD ($)	Apr. 17, 2020 USD ($)	Jan. 20, 2022 USD ($) shares	Jan. 20, 2022 MYR (RM) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 17, 2024 shares	Sep. 03, 2024 shares	May 13, 2024	May 07, 2024 shares	Mar. 04, 2024 shares	Nov. 30, 2023 USD ($)	Oct. 31, 2023 shares	May 12, 2023 shares	May 05, 2023 shares	Apr. 19, 2023 shares	Mar. 01, 2023 shares	Jun. 22, 2022 USD ($)	Mar. 22, 2022 USD ($)	Feb. 08, 2022 USD ($)	Sep. 01, 2018 USD ($)	Sep. 01, 2018 CNY (¥)
Related Party Transactions [Line Items]
Equity interests, percentage				100.00%
Acquisition purchase price				$ 21,600,000
Acquisition cash percentage				10.00%
Restricted ordinary shares percentage					100.00%	100.00%			100.00%	100.00%															100.00%	100.00%
Restricted ordinary shares, per share (in Dollars per share) | $ / shares				$ 2
Cash amount																			$ 100,000						$ 840,000	$ 1,000,000
Shares issued (in Shares) | shares	[1]										17,808,947	9,830,373
Ordinary shares, per share (in Dollars per share) | $ / shares				$ 20
Deposit paid				$ 4,860,000
Restricted ordinary shares amounting			$ 4,860,000
Borrowed amount	[2]										$ 44,232	$ 381,651
Loan interest rate							2.00%				2.00%
Interest expense on loans											$ 2,757	4,135	$ 8,270
Loan principal amount		$ 413,500
Cash paid					$ 3,205	MOP$ 25,000			$ 1	RM 1	13,219,105
Cash paid robots amounting											2,773,560
Contract amount											$ 2,648,247																$ 3,000,000
Restricted Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares											69,445			1,300,000
Ordinary shares [member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares			243,000						7,919,997	7,919,997					75,000		288,000	120,000		2,947,150	2,580,600	1,720,430	172,000	262,500
Mr. Tu [Member]
Related Party Transactions [Line Items]
Loan interest rate																												1.50%	1.50%
Loan																												$ 1,437,303	¥ 10
InnoAI [Member]
Related Party Transactions [Line Items]
Equity interests, percentage																100.00%
Shenzhen Kewei Robot Technology Co., Limited [Member]
Related Party Transactions [Line Items]
Restricted ordinary shares percentage				90.00%
Cash amount				$ 2,160,000
Shares issued (in Shares) | shares				9,720,000
Shares issued (in Shares) | shares				243,000
Ordinary shares, per share (in Dollars per share) | $ / shares				$ 0.5
Cash paid											$ 1,785,617
Cash paid robots amounting											$ 1,611,782
Cash paid robots amounting yet delivered return shares (in Shares) | shares											415,332
Shenzhen Kewei Robot Technology Co., Limited [Member] | Restricted Ordinary Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares) | shares				9,720,000
Shenzhen Kewei Robot Technology Co., Limited [Member] | Purchase of Robots [Member]
Related Party Transactions [Line Items]
Cash paid robots amounting											$ 4,481,346
Guardforce Holdings (HK) Limited. [Member]
Related Party Transactions [Line Items]
Borrowed amount							$ 413,500	$ 2,735,000
Agreement description							The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023.	As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023.
Outstanding loan													2,735,000
Interest expense on loans											$ 40,458	$ 27,350	$ 54,700
Loan principal amount		$ 1,068,154

[1]	Giving retroactive effect to the 2023 share consolidation on January 31, 2023.
[2]	Prior to entering into a loan conversion agreement with WK Venture Success Limited on September 28, 2023 to discharge the entire loan amount and accrued unpaid interest, for the year ended December 31, 2024, 2023 and 2022, interest expense recorded for the third-party borrowing was $nil, $230,849 and $616,116 with interest rate at 4%.